Risks and Financial Instruments - Summary of Credit Risk of Cash, Cash Equivalents and Financial Investments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of external credit grades [line items]
Counterparty credit rating	R$ 6,994,406	R$ 6,369,928
AAA [member]
Disclosure of external credit grades [line items]
Counterparty credit rating	5,933,671	29,003
AA [member]
Disclosure of external credit grades [line items]
Counterparty credit rating	707,358	6,076,520
A [member]
Disclosure of external credit grades [line items]
Counterparty credit rating	262,553	192,638
BBB [member]
Disclosure of external credit grades [line items]
Counterparty credit rating	R$ 90,824	R$ 71,767